Shareholder Report	12 Months Ended	46 Months Ended	108 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
Entity Central Index Key	0000902259
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005424
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Investor Class
Trading Symbol	TRBCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - Investor Class	$81	0.69%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Amazon.com also added value as investors appreciated improvements in the company’s retail operations and accelerating growth in its Amazon Web Services segment.

  Conversely, the leading detractor from absolute performance was Humana. Shares of the insurer were weighed down by headwinds in the Medicare Advantage space. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The fund seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Investor Class)	35.63%	14.55%	14.89%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Growth Index (Strategy Benchmark)	33.36	18.96	16.78
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,154,593,000	$ 64,154,593,000	$ 64,154,593,000
Holdings Count | Holding	91	91	91
Advisory Fees Paid, Amount	$ 335,749,000
InvestmentCompanyPortfolioTurnover	15.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,154,593 Number of Portfolio Holdings91
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	43.1%
Consumer Discretionary	17.0
Communication Services	15.9
Financials	8.7
Health Care	8.3
Industrials & Business Services	2.2
Trusts & Funds	1.7
Consumer Staples	0.8
Materials	0.7
Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.3%
Microsoft	11.6
Apple	9.3
Amazon.com	8.8
Alphabet	7.6
Meta Platforms	4.9
Tesla	3.2
Eli Lilly	3.0
Visa	2.9
Mastercard	2.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005425
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Advisor Class
Trading Symbol	PABGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - Advisor Class	$112	0.95%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Amazon.com also added value as investors appreciated improvements in the company’s retail operations and accelerating growth in its Amazon Web Services segment.

  Conversely, the leading detractor from absolute performance was Humana. Shares of the insurer were weighed down by headwinds in the Medicare Advantage space. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The fund seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Advisor Class)	35.27%	14.25%	14.59%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Growth Index (Strategy Benchmark)	33.36	18.96	16.78
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,154,593,000	$ 64,154,593,000	$ 64,154,593,000
Holdings Count | Holding	91	91	91
Advisory Fees Paid, Amount	$ 335,749,000
InvestmentCompanyPortfolioTurnover	15.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,154,593 Number of Portfolio Holdings91
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	43.1%
Consumer Discretionary	17.0
Communication Services	15.9
Financials	8.7
Health Care	8.3
Industrials & Business Services	2.2
Trusts & Funds	1.7
Consumer Staples	0.8
Materials	0.7
Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.3%
Microsoft	11.6
Apple	9.3
Amazon.com	8.8
Alphabet	7.6
Meta Platforms	4.9
Tesla	3.2
Eli Lilly	3.0
Visa	2.9
Mastercard	2.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005426
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	R Class
Trading Symbol	RRBGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - R Class	$142	1.21%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Amazon.com also added value as investors appreciated improvements in the company’s retail operations and accelerating growth in its Amazon Web Services segment.

  Conversely, the leading detractor from absolute performance was Humana. Shares of the insurer were weighed down by headwinds in the Medicare Advantage space. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The fund seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Chip Growth Fund (R Class)	34.92%	13.96%	14.29%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Growth Index (Strategy Benchmark)	33.36	18.96	16.78
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,154,593,000	$ 64,154,593,000	$ 64,154,593,000
Holdings Count | Holding	91	91	91
Advisory Fees Paid, Amount	$ 335,749,000
InvestmentCompanyPortfolioTurnover	15.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,154,593 Number of Portfolio Holdings91
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	43.1%
Consumer Discretionary	17.0
Communication Services	15.9
Financials	8.7
Health Care	8.3
Industrials & Business Services	2.2
Trusts & Funds	1.7
Consumer Staples	0.8
Materials	0.7
Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.3%
Microsoft	11.6
Apple	9.3
Amazon.com	8.8
Alphabet	7.6
Meta Platforms	4.9
Tesla	3.2
Eli Lilly	3.0
Visa	2.9
Mastercard	2.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166329
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	I Class
Trading Symbol	TBCIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - I Class	$67	0.57%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Amazon.com also added value as investors appreciated improvements in the company’s retail operations and accelerating growth in its Amazon Web Services segment.

  Conversely, the leading detractor from absolute performance was Humana. Shares of the insurer were weighed down by headwinds in the Medicare Advantage space. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The fund seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Blue Chip Growth Fund (I Class)	35.79%	14.70%	15.39%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.94
Russell 1000 Growth Index (Strategy Benchmark)	33.36	18.96	18.00
S&P 500 Index (Previous Benchmark)	25.02	14.53	14.44

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,154,593,000	$ 64,154,593,000	$ 64,154,593,000
Holdings Count | Holding	91	91	91
Advisory Fees Paid, Amount	$ 335,749,000
InvestmentCompanyPortfolioTurnover	15.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,154,593 Number of Portfolio Holdings91
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	43.1%
Consumer Discretionary	17.0
Communication Services	15.9
Financials	8.7
Health Care	8.3
Industrials & Business Services	2.2
Trusts & Funds	1.7
Consumer Staples	0.8
Materials	0.7
Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.3%
Microsoft	11.6
Apple	9.3
Amazon.com	8.8
Alphabet	7.6
Meta Platforms	4.9
Tesla	3.2
Eli Lilly	3.0
Visa	2.9
Mastercard	2.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000225816
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Z Class
Trading Symbol	TRZBX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Amazon.com also added value as investors appreciated improvements in the company’s retail operations and accelerating growth in its Amazon Web Services segment.

  Conversely, the leading detractor from absolute performance was Humana. Shares of the insurer were weighed down by headwinds in the Medicare Advantage space. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The fund seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Blue Chip Growth Fund (Z Class)	36.57%	10.37%
Russell 3000 Index (Regulatory Benchmark)	23.81	11.35
Russell 1000 Growth Index (Strategy Benchmark)	33.36	14.64
S&P 500 Index (Previous Benchmark)	25.02	13.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,154,593,000	$ 64,154,593,000	$ 64,154,593,000
Holdings Count | Holding	91	91	91
Advisory Fees Paid, Amount	$ 335,749,000
InvestmentCompanyPortfolioTurnover	15.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,154,593 Number of Portfolio Holdings91
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	43.1%
Consumer Discretionary	17.0
Communication Services	15.9
Financials	8.7
Health Care	8.3
Industrials & Business Services	2.2
Trusts & Funds	1.7
Consumer Staples	0.8
Materials	0.7
Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.3%
Microsoft	11.6
Apple	9.3
Amazon.com	8.8
Alphabet	7.6
Meta Platforms	4.9
Tesla	3.2
Eli Lilly	3.0
Visa	2.9
Mastercard	2.4

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